Time charter revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Time charter revenue - Operating revenue (Table)

	Year Ended December 31,
Charterer	2021	2020	2019
CMA CGM	33.83%	50.60%	57.18%
COSCO	5.96%	6.85%	10.88%
MAERSK	22.81%	14.13%	—
MSC	7.54%	12.86%	—